Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of preparation of the interim consolidated financial statements:

The Interim Consolidated Financial Statements have been prepared in accordance with IAS 34, “Interim Financial Reporting”. The significant accounting policies adopted in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the Annual Consolidated Financial Statements, except as described below:

b.	Initial adoption of IFRS 9, “Financial Instruments”:

In July 2014, the IASB issued the final and complete version of IFRS 9, “Financial Instruments” (the “New Standard”), which replaces IAS 39, “Financial Instruments: Recognition and Measurement”. The New Standard mainly focuses on the classification and measurement of financial assets and it applies to all assets within the scope of IAS 39.

The New Standard has been applied for the first time using the modified retrospective approach with certain reliefs and without restatement of comparative figures.

Financial assets:

Financial assets within the scope of the Standard are measured upon initial recognition at fair value with the addition of transaction costs that can be directly attributed to the financial asset’s acquisition, excluding financial assets that are measured at fair value through profit or loss whereby the transaction costs are carried to profit or loss.

The new accounting policy regarding financial assets is as follows:

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

●	The Company’s business model for managing financial assets; and

●	The contractual cash flow terms of the financial asset.

Debt instruments are measured at fair value through profit or loss when the following criteria are met:

The Company’s business model consists of holding the financial assets for collecting contractual cash flows therefrom and for selling them; and the contractual terms of the financial asset provide entitlement to cash flows which only include principal payments and interest on the unpaid principal on predetermined dates. After initial recognition, the instruments in this category are measured at fair value. Gains or losses from fair value adjustments, excluding interest and exchange rate differences, are recognized in profit or loss.

Derecognition of financial assets:

The Company derecognizes a financial asset only when:

●	The contractual rights for the cash flows from the financial assets have expired, or

●	The Company transfers substantially all the risks and benefits arising from the contractual rights to receive the cash flows from the financial asset, or when the entity retained some of the risks and benefits of ownership when it transferred the financial asset, but it may be said that it relinquished control of the asset.

●	The Company retains the contractual rights to receive the cash flows arising from the financial asset, but undertakes a contractual obligation to remit these cash flows in full to a third party, without a material delay.

Offsetting of financial instruments:

Financial assets and financial liabilities are offset and the net amount is presented in the statement of financial position if there is a legally enforceable right to offset the amounts that were recognized and the entity intends to settle the asset and the liability on a net basis or to realize the asset and settle the liability simultaneously. The offsetting right must be enforceable not only in the ordinary course of business of the parties to the contract, but also in the event of a payment default and insolvency of any of the contract parties. In order for the offsetting right to be enforceable immediately, it should not be contingent on a future event or have certain periods during which it will not be applicable, or that events may take place that will cause it to expire.

After having evaluated the effects of the application of the New Standard, the Company believes that the adoption has no material effect on the Company’s consolidated financial statements.